Segment and Geographic Information - Schedule Of Long lived Assets by geographical areas (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net:
Total property and equipment, net	$ 5,656	$ 6,044	$ 7,185
Intangible assets, net:
Total intangible assets, net	$ 1,632	1,728	1,856
Total long-lived assets		7,772	9,041
UNITED STATES
Property and equipment, net:
Total property and equipment, net		3,700	4,618
CHINA
Property and equipment, net:
Total property and equipment, net		2,344	2,567
SINGAPORE
Intangible assets, net:
Total intangible assets, net		$ 1,728	$ 1,856